UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Growth Equity Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (100.1%)

Auto & Transportation (2.0%)
United Parcel Service, Inc.	123,550	$ 10,559
Expeditors International of Washington, Inc.	95,380	5,330

		15,889

Consumer Discretionary (20.6%)
* eBay Inc.	139,540	16,226
* Yahoo! Inc.	415,570	15,659
* Google Inc.	59,560	11,501
* News Corp., Inc., Class B	585,160	11,235
International Game Technology	297,880	10,241
* Fisher Scientific International Inc.	148,740	9,278
* Coach, Inc.	152,580	8,605
* Starbucks Corp.	128,270	7,999
Best Buy Co., Inc.	131,500	7,814
CDW Corp.	114,837	7,619
* MGM Mirage, Inc.	99,870	7,265
Harman International Industries, Inc.	47,400	6,020
Yum! Brands, Inc.	127,550	6,018
* VeriSign, Inc.	175,240	5,874
* Monster Worldwide Inc.	170,050	5,720
* Williams-Sonoma, Inc.	158,230	5,544
* Chico's FAS, Inc.	107,170	4,879
Marriott International, Inc. Class A	69,670	4,388
Omnicom Group Inc.	48,600	4,098
* Cogent Inc.	91,670	3,025
* DreamWorks Animation SKG, Inc.	76,930	2,886

		161,894

Consumer Staples (7.8%)
PepsiCo, Inc.	448,350	23,404
The Procter & Gamble Co.	375,760	20,697
Sysco Corp.	166,550	6,357
Kraft Foods Inc.	161,880	5,765
Whole Foods Market, Inc.	55,730	5,314

		61,537

Financial Services (11.1%)
American Express Co.	306,240	17,263
Paychex, Inc.	431,170	14,694
The Goldman Sachs Group, Inc.	119,490	12,432
Bank of America Corp.	247,430	11,627
Charles Schwab Corp.	840,010	10,047
T. Rowe Price Group Inc.	152,720	9,499
* CheckFree Corp.	172,560	6,571
* Ameritrade Holding Corp.	389,500	5,539

		87,672

Health Care (21.4%)
Johnson & Johnson	618,310	39,213
* WellPoint Inc.	139,800	16,077
* Caremark Rx, Inc.	377,280	14,876
* Amgen, Inc.	218,610	14,024
* St. Jude Medical, Inc.	327,650	13,738
* Gilead Sciences, Inc.	382,020	13,367
* Zimmer Holdings, Inc.	163,850	13,128
* Biogen Idec Inc.	190,550	12,692
Sanofi-Synthelabo SA ADR	191,210	7,658
C.R. Bard, Inc.	101,960	6,523
* Medco Health Solutions, Inc.	145,760	6,064
Cooper Cos., Inc.	79,820	5,634
Bausch & Lomb, Inc.	84,430	5,442

		168,436

Materials & Processing (2.7%)
Archer-Daniels-Midland Co.	433,550	9,672
* American Standard Cos., Inc.	142,620	5,893
Cia Vale do Rio Doce	182,320	5,289

		20,854

Other Energy (1.3%)
XTO Energy, Inc.	146,100	5,169
* Ultra Petroleum Corp.	104,940	5,051

		10,220

Producer Durables (5.4%)
* KLA-Tencor Corp.	202,030	9,411
Caterpillar, Inc.	91,760	8,947
* Applied Materials, Inc.	463,310	7,923
Danaher Corp.	116,980	6,716
* Waters Corp.	123,220	5,765
* American Tower Corp. Class A	204,900	3,770

		42,532

Technology (23.6%)
* Cisco Systems, Inc.	1,591,380	30,714
* Dell Inc.	608,620	25,647
* EMC Corp.	1,230,380	18,296
Texas Instruments, Inc.	595,340	14,657
* Sun Microsystems, Inc.	2,215,270	11,918
Xilinx, Inc.	393,380	11,664
* Advanced Micro Devices, Inc.	453,610	9,988
* Juniper Networks, Inc.	367,180	9,984
* Marvell Technology Group Ltd.	240,230	8,521
* Research In Motion Ltd.	85,560	7,052
* Apple Computer, Inc.	104,440	6,726
* Sanmina-SCI Corp.	771,030	6,531
Rockwell Automation, Inc.	129,880	6,436
* Cognizant Technology Solutions Corp.	140,340	5,939
* Comverse Technology, Inc.	217,020	5,306
* Amdocs Ltd.	154,440	4,054
* Citrix Systems, Inc.	106,270	2,607

		186,040

Utilities (1.0%)
America Movil SA de CV Series L ADR	143,020	7,487

Other (3.2%)
General Electric Co.	427,720	15,612
Tyco International Ltd.	266,440	9,523

		25,135

TOTAL COMMON STOCKS
(Cost $680,946)		787,696

TEMPORARY CASH INVESTMENT (1.5%)

Vanguard Market Liquidity Fund, 2.26%**
(Cost $11,702)	11,702,000	11,702

TOTAL INVESTMENTS (101.6%)
(Cost $692,648)		799,398

OTHER ASSETS AND LIABILITIES (-1.6%)		(12,688)

NET ASSETS (100%)		$ 786,710

*	Non-income-producing security.

**	Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

         ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $692,648,000. Net unrealized appreciation of investment securities for tax purposes was $106,750,000, consisting of unrealized gains of $112,671,000 on securities that had risen in value since their purchase and $5,921,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.